Condensed Statement of Cash Flows - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (18,846)	$ (6,475,753)
Adjustments to reconcile net loss to net cash used in operating activities:
Income from investments held in Trust Account		(16,430)
General and administrative expenses paid by related party under note payable		44,617
Changes in operating assets and liabilities:
Prepaid expenses	18,846	(853,135)
Accounts payable		188,159
Accrued expenses		3,221,829
Due to related party		507,909
Net cash used in operating activities		(3,382,804)
Cash Flows from Investing Activities:
Cash deposited in Trust Account		(320,000,000)
Net cash used in investing activities		(320,000,000)
Cash Flows from Financing Activities:
Repayment of note payable to related party		(413,562)
Proceeds received from initial public offering, gross		320,000,000
Proceeds received from private placement		10,400,000
Offering costs paid		(5,790,750)
Net cash provided by financing activities		324,195,688
Net increase in cash		812,884
Cash - beginning of the period
Cash - end of the period		812,884
Supplemental disclosure of noncash investing and financing activities:
Offering costs included in accounts payable	9,000	6,479
Offering costs included in accrued expenses	100,000	73,567
Offering costs paid by related party under note payable—Related Party	17,550	322,595
Prepaid expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	$ 25,000
Offering costs included in due to related party		51,500
Reversal of offering costs included in accrued expenses in prior year		100,000
Prepaid expenses paid by related party through note payable		19,600
Outstanding accounts payable balance paid by related party under note payable		9,000
Deferred underwriting commissions		$ 11,200,000